Commitments and Contingencies - Additional Information - Redeemable Non-Controlling Interest (Detail) (Teekay Offshore [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2014	Dec. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage		27.30%	29.30%
TOTAL EQUITY Non-controlling Interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary	$ 35,000
Ownership percentage	67.00%
Percentage of non-controlling interest owner's share	33.00%